Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	¥ 597,030
Provision	259,737
Charge-offs	(280,443)
Reversal	(32,996)
Exchange differences on translating foreign operations	(16,709)
Ending balance	526,619	¥ 597,030
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	520,130
Provision	219,575	198,016	¥ 607,646
Charge-offs	(239,903)
Reversal	(30,022)
Exchange differences on translating foreign operations	(12,184)
Ending balance	457,596	520,130
Other [member]
Disclosure of other provisions [line items]
Beginning balance	76,900
Provision	40,162
Charge-offs	(40,540)
Reversal	(2,974)
Exchange differences on translating foreign operations	(4,525)
Ending balance	¥ 69,023	¥ 76,900